Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
		As of December 31,
	Note	2020	2021
		$	$
ASSETS
Current assets
Prepaid expenses and other current assets		108	-
Amount due from related parties		3,435	41,646

Total current assets		3,543	41,646

Non-current assets
Investments in subsidiaries and Consolidated VIEs		(33,684)	(33,781)

Total non-current assets		(33,684)	(33,781)

Total assets		(30,141)	7,865

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables		11,377	14,733

Total current liabilities		11,377	14,733

Total liabilities		11,377	14,733

Shareholders’ equity (deficit)
Additional paid-in capital		171,560	262,271
Accumulated deficit		(215,175)	(271,040)
Statutory reserve		2,097	1,901

Total shareholders’ equity (deficit)		(41,518)	(6,868)

Total liabilities and shareholders’ equity (deficit)		(30,141)	7,865

Schedule of condensed statements of operations
	For the years ended December 31,
	2019	2020	2021
	$	$	$
Operating Expenses
General and administrative expenses	(1,949)	(2,125)	(2,450)

Operating loss	(1,949)	(2,125)	(2,450)

Share of losses of subsidiaries and Consolidated VIEs	(24,010)	(33,965)	(54,152)

Loss before income taxes	(25,959)	(36,090)	(56,602)
Income tax expense	-	-	-

Net loss	(25,959)	(36,090)	(56,602)

Schedule of condensed statements of comprehensive income (loss)
	For the years ended December 31,
	2019	2020	2021
	$	$	$
Net loss	(25,959)	(36,090)	(56,602)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(121)	1,498	507
Other comprehensive income (loss), net of tax of nil:
Comprehensive loss	(26,080)	(34,592)	(56,095)
Comprehensive loss attributable to the Company’s ordinary shareholders	(26,584)	(34,633)	(56,085)

Schedule of condensed statements of cash flows
For the years ended December 31,
	2019	2020	2021
	$	$	$
Net cash generated from operating activities	-	-	-
Net cash used in investing activities	-	-	-
Net cash generated from (used in) financing activities	-	-	-

Net increase (decrease) in cash and cash equivalent and restricted cash	-	-	-
Cash and cash equivalent and restricted cash at beginning of the year	-	-	-

Cash and cash equivalent and restricted cash at end of the year	-	-	-

Reconciliation of cash and cash equivalents and restricted cash

Cash and cash equivalents at end of the year	-	-	-
Restricted cash at the end of the year	-	-	-
Total cash and cash equivalents and restricted cash at the end of year	-	-	-

Schedule of related party balances
	As of December 31,
	2020	2021
	$	$
Amount due from (to) related parties
- Borqs HK	(3,260)	17,472
- Borqs Beijing	6,829	(83)
- Borqs USA	(134)	808
- Borqs International	-	23,449